Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-1

3.02% Exchange Note

Class A-1 0.38000% Asset Backed Notes

Class A-2 1.10% Asset Backed Notes

Class A-3 1.53% Asset Backed Notes

Class A-4 1.73% Asset Backed Notes

Class B 2.14% Asset Backed Notes

Class C 2.50% Asset Backed Notes

Class D 3.01% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	07/01/16
End of Period:	07/31/16
Number of days in Interest Period (Actual/360):	33
Number of days in Collection Period:	31
Report Due Date:	08/18/16
Distribution Date:	08/22/16
Transaction Month:	17

2015-1				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	45,265	02/02/2015	03/25/2015	$1,097,016,305

Total	45,265			$1,097,016,305

RECONCILIATION OF 2015-1 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value				{1}	$821,666,140

{2} Reduction in Agg. Securitization Value due to payments			{2}	9,284,258
{3} Reduction in Agg. Securitization Value due to Defaulted Leases			{3}	1,167,922
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases			{4}	10,012,697
{5} Other adjustments			{5}	0
{6} Total change in Agg. Securitization Value				{6}	20,464,877

{7} End of period Aggregate Securitization Value				{7}	$801,201,263

{8} Pool Factor				{8}	73.034581%

RECONCILIATION OF 2015-1 EXCHANGE NOTE
{9} Original Exchange Note Balance				{9}	$1,083,000,000

{10} Beginning of period Exchange Note Balance				{10}	$807,649,835

{11} Exchange Note Principal Payment Amount				{11}	20,464,877

{12} End of period Exchange Note Balance				{12}	$787,184,958

{13} Note Pool Factor				{13}	72.685592%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2	Class A-3	Class A-4
{14} Original Note Balance	{14}	$129,000,000	$329,360,000	$369,360,000	$72,930,000

{15} Beginning of period Note Balance	{15}	$0	$150,096,887	$369,360,000	$72,930,000

{16} Noteholders’ Principal Distributable Amount	{16}	0	20,464,877	0	0
{17} Noteholders’ Accelerated Principal Amount	{17}	0	0	0	0
{18} Aggregate Principal Parity Amount	{18}	0	0	0	0
{19} Matured Principal Shortfall	{19}	0	0	0	0

{20} End of period Note Balance	{20}	$0	$129,632,010	$369,360,000	$72,930,000

{21} Note Pool Factor	{21}	0.000000%	39.358759%	100.000000%	100.000000%

		Class B	Class C	Class D	TOTAL
{22} Original Note Balance	{22}	$42,240,000	$38,940,000	$30,170,000	$1,012,000,000

{23} Beginning of period Note Balance	{23}	$42,240,000	$38,940,000	$30,170,000	$703,736,887

{24} Noteholders’ Principal Distributable Amount	{24}	0	0	0	20,464,877
{25} Noteholders’ Accelerated Principal Amount	{25}	0	0	0	0
{26} Aggregate Principal Parity Amount	{26}	0	0	0	0
{27} Matured Principal Shortfall	{27}	0	0	0	0

{28} End of period Note Balance	{28}	$42,240,000	$38,940,000	$30,170,000	$683,272,010

{29} Note Pool Factor	{29}	100.000000%	100.000000%	100.000000%	67.516997%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{30} Beginning of period Designated Pool Balance								{30}	$821,666,140

{31} Ending Designated Pool Balance							{31}	801,201,263
{32} Unpaid prior Exchange Note Principal Payment Amount							{32}	0
{33} Sum of {31} + {32}								{33}	801,201,263

{34} Exchange Note Principal Payment Amount {30} - {33}								{34}	$20,464,877

Interest calculation:

		Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{35}		$807,649,835	$0	3.02%	30	30/360	$2,032,585

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:

{36} 2015-1 Designated Pool Collections (net of Liquidation Proceeds and fees)							{36}	$13,800,317
{37} Net Liquidation Proceeds collected during period							{37}	13,071,369
{38} Investment Earnings							{38}	6,173
{39} Investment Earnings - transferred to Indenture Note Collection Account							{39}	(6,173)
{40} Deposit from Servicer (LKE, Pull Ahead Program)							{40}	0

{41} Total Additions:								{41}	26,871,686

Distributions:
{42} To the Servicer, Designated Pool Servicing Fee							{42}	684,722
{43} To the 2015-1 Exchange Noteholder, the Exchange Note Interest Payment Amount							{43}	2,032,585
{44} To the 2015-1 Exchange Noteholder, the Exchange Note Principal Payment Amount							{44}	20,464,877
{45} To the 2015-1 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)							{45}	0
{46} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool							{46}	3,689,502

{47} Total Distributions:								{47}	$26,871,686

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{48} Beginning Agg. Securitization Value						{48}	$821,666,140
{49} Ending Agg. Securitization Value						{49}	801,201,263
{50} Total change in Agg. Securitization Value {48} - {49}							{50}	20,464,877

{51} Indenture Section 5.4 collections following acceleration of the Notes							{51}	0

{52} Principal Distributable Amount {50} + {51}								{52}	20,464,877

{53} Noteholders’ Principal Carryover Amount								{53}	0

{54} Noteholders’ Principal Distributable Amount {52} + {53}								{54}	$20,464,877

Noteholders’ Interest Distributable calculation:

	Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{55}	Class A-1	$0	$0	0.38000%	33	Actual days/360	$0
{56}	Class A-2	$150,096,887	0	1.10%	30	30/360	137,589
{57}	Class A-3	$369,360,000	0	1.53%	30	30/360	470,934
{58}	Class A-4	$72,930,000	0	1.73%	30	30/360	105,141
{59}	Class B	$42,240,000	0	2.14%	30	30/360	75,328
{60}	Class C	$38,940,000	0	2.50%	30	30/360	81,125
{61}	Class D	$30,170,000	0	3.01%	30	30/360	75,676

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{62} 2015-1 Exchange Note Collections							{62}	$22,497,462
{63} Investment Earnings							{63}	0
{64} Investment Earnings - transferred from Exchange Note Collection Account							{64}	6,173
{65} Investment Earnings - and amounts released from Reserve Account							{65}	1,219
{66} Optional Purchase Price							{66}	0
{67} Indenture Section 5.4 disposition of Collateral							{67}	0
{68} Reserve Account Withdrawal Amount							{68}	0

{69} Total Available Funds:								{69}	22,504,854

Distributions:
{70} To the Successor Servicer, unpaid transition expenses, pro rata							{70}	0
{71} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata							{71}	417
{72} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata							{72}	208
{73} Class A-1 Noteholders’ Interest Distributable Amount pari passu							{73}	0
{74} Class A-2 Noteholders’ Interest Distributable Amount pari passu							{74}	137,589
{75} Class A-3 Noteholders’ Interest Distributable Amount pari passu							{75}	470,934
{76} Class A-4 Noteholders’ Interest Distributable Amount pari passu							{76}	105,141
{77} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{77}	0
{78} Class B Noteholders’ Interest Distributable Amount							{78}	75,328
{79} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{79}	0
{80} Class C Noteholders’ Interest Distributable Amount							{80}	81,125
{81} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{81}	0
{82} Class D Noteholders’ Interest Distributable Amount							{82}	75,676
{83} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall							{83}	0
{84} Noteholders’ Principal Distributable Amount							{84}	20,464,877
{85} To the Reserve Account, the Reserve Amount Required Amount							{85}	0
{86} To the Noteholders, the Accelerated Principal Amount (as calculated below)							{86}	0
{87} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata							{87}	0
{88} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata							{88}	0
{89} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata							{89}	0
{90} To the Issuer Trust Certificateholders, the aggregate amount remaining							{90}	1,093,559

{91} Total Distributions:								{91}	$22,504,854

PRINCIPAL PARITY AMOUNT CALCULATION

		(X) Cumulative	(Y) Aggregate	(I) Excess of	(II) Total Available Funds in Indenture
						Lesser of
	Class	Note Balance	Securitization Value	(X) - (Y)	Collection Account	(I) or (II)
{92}	Class A	$592,386,887	$801,201,263	$0	$21,790,565	$0
{93}	Class B	634,626,887	801,201,263	0	21,715,237	0
{94}	Class C	673,566,887	801,201,263	0	21,634,112	0
{95}	Class D	703,736,887	801,201,263	0	21,558,436	0

ACCELERATED PRINCIPAL AMOUNT CALCULATION

{96} Excess Total Available Funds						{96}	$1,093,559

{97} Beginning Note Balance				{97}	703,736,887
{98} Principal payments through Indenture Section 8.3 (i) through (xvii)				{98}	20,464,877
{99} Pro-Forma Note Balance					{99}	683,272,010

{100} Ending Aggregate Securitization Value				{100}	801,201,263
{101} 10.75% of Aggregate Securitization Value as of Cutoff Date ($117,929,253)				{101}	117,929,253
{102} Required Pro Forma Note Balance {100} - {101}					{102}	683,272,010

{103} Excess of Pro Forma Balance minus Required Pro Forma Balance {99} - {102}						{103}	0

{104} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance							{104}	$0

OVERCOLLATERALIZATION CALCULATIONS

Exchange Note:
{105} Ending Aggregate Securitization Value						{105}	$801,201,263
{106} End of Period Note Balance						{106}	787,184,958
{107} Overcollateralization						{107}	14,016,305
{108} Overcollateralization %							{108}	1.75%

Asset Backed Notes:
{109} Ending Aggregate Securitization Value						{109}	801,201,263
{110} End of Period Note Balance						{110}	683,272,010
{111} Overcollateralization						{111}	117,929,253
{112} Overcollateralization %							{112}	14.72%

RECONCILIATION OF 2015-1 CASH RESERVE ACCOUNT
{113} Specified Reserve Balance							{113}	$5,485,082

{114} Beginning of Period Reserve Account balance							{114}	$5,485,082
{115} Investment Earnings						{115}	1,219
{116} From the Indenture Collection Account, the Reserve Account Required Amount						{116}	0
{117} To the Indenture Collection Account, the Reserve Account Withdrawal Amount						{117}	0
{118} Total Reserve balance available:							{118}	5,486,301

{119} Specified Reserve Balance							{119}	5,485,082

{120} Release Excess Cash to Indenture Collection Available Funds							{120}	1,219

{121} End of period Reserve Account balance							{121}	$5,485,082

EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

{122} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that no Event of Default has occurred.							{122}	Yes
{123} With respect to the Program Documents, I, Randal L. Willis, do hereby certify that an Acceleration of Maturity has not occurred.							{123}	Yes

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization & Conduit Reporting-Treasury
Date:	August 17, 2016

GM Financial

GMALT 2015-1

Supplemental Monthly Data

July 31, 2016

	Aggregate Securitization Value	Residual Value
Beginning of Period	$821,666,140	$647,209,205
Change	(20,464,877)	(9,522,661)

End of Period	$801,201,263	$637,686,544
Residual Value as % of Agg. Securitization Value		79.59%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	38,940	789,797,227	98.58%
31 - 60 days	455	8,907,083	1.11%
61 - 90 days	87	1,710,941	0.21%
91 - 120 days	38	786,012	0.10%

Total	39,520	801,201,263	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	201	4,959,660	2,234	56,609,567
Standard terminations	42	704,708	516	7,985,624

Total retained by lessee	243	5,664,368	2,750	64,595,191
Returned Vehicles
Early terminations	163	2,458,682	1,553	21,940,702
Standard terminations	120	1,889,647	509	6,856,273

Total returned to dealer	283	4,348,329	2,062	28,796,975
Charged off leases / Repossessed vehicles	60	1,167,922	923	19,119,470
Repurchases	0	0	10	241,180
Other	0	0	0	0

Total terminations	586	11,180,619	5,745	112,752,816

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	1,167,922	19,119,470
less: Sales proceeds	1,304,877	14,393,751
less: Excess wear and excess mileage received	0	0
less: Other amounts received	96,374	1,029,819

Net Credit (Gain) Loss	(233,329)	3,695,900

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	4,333,672	28,396,299
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	4,636,277	30,222,586
less: Excess wear and excess mileage received	12,880	45,013
less: Other recovery amounts	42,477	430,990

Residual (Gain) Loss	(357,962)	(2,302,290)

	Current Period	Prev. Month
Prepay Speed	0.4765%	0.5786%
Return Rate	96.2585%	71.5789%

(1)	Percentages may not add to 100% due to rounding.